Material accounting policies - Intangible assets (Details) - Developed technology, customer relationships and trade names	12 Months Ended
Dec. 31, 2025
Minimum
Disclosure Of Material Accounting Policy [Line Items]
Estimated useful lives for intangible assets	3 years
Maximum
Disclosure Of Material Accounting Policy [Line Items]
Estimated useful lives for intangible assets	10 years